BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY - Additional Information (Details)						12 Months Ended
	Aug. 18, 2026	Jul. 01, 2026	May 01, 2024	Jan. 13, 2021 CNY (¥) item shares	Aug. 21, 2018 CNY (¥) shares	Jun. 30, 2026 CNY (¥) item	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jan. 13, 2021 USD ($) item $ / shares	Dec. 31, 2020
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Cost method investment ownership percentage					43.00%							43.00%
Shares					487,057
Reverse stock split	0.005		0.056	0.2
Post 2024 Reverse Stock Split and 2026 Reverse Stock Split
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Shares					136
Future Gas Station (Beijing) Technology, Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Equity method investment additional information					As consideration for increasing its affiliates’ interest in FGS from 8% to 43%, the Company will (1) pay a total of RMB10 million in cash to FGS and (2) issue 487,057 (136 shares post 2024 Reverse Stock Split and 2026 Reverse Stock Split) restricted Class A Ordinary Shares of the Company (the “Restricted Shares”) to the other shareholders of FGS within 30 days after FGS finalizes recording the Company’s corresponding interest at the local governmental agency.
Payments to acquire additional interest in subsidiaries | ¥					¥ 10,000,000
Number of gas stations extending business | item						200
Number of Company's subsidiaries who entered into the fourth supplemental agreement to the investment agreement | item				2							2
Stock price | $ / shares											$ 1.61
Fair market value of waived performance goals				¥ 1,689,807							$ 249,047
Remeasurement gain of previously held equity interests in connection with step acquisition									¥ 979,254	$ 144,324
Business Combination Achieved In Stages Preacquisition Equity Interest In Acquiree Remeasurement Gain Statement Of Income Or Comprehensive Income Extensible Enumeration Not Disclosed Flag									true	true
Future Gas Station (Beijing) Technology, Ltd | Post 2024 Reverse Stock Split and 2026 Reverse Stock Split
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Stock price | $ / shares											$ 5,796
Future Gas Station (Beijing) Technology, Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Percentage of equity interest to be acquired in exchange for waiver of performance goals				8.00%							8.00%
Consideration in shares				487,057
Percentage of deemed consideration of equity				8.00%
Number of shares cancelled				162,352
Future Gas Station (Beijing) Technology, Ltd | Post 2024 Reverse Stock Split and 2026 Reverse Stock Split
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Consideration in shares				136
Number of shares cancelled				46
Future Gas Station (Beijing) Technology, Ltd | Customer relationship
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Amortization expense | ¥						¥ 0	¥ 0	¥ 0
Impairment loss for intangible assets | ¥						¥ 0	¥ 0	¥ 0
Future Gas Station (Beijing) Technology, Ltd | Future Gas Station (Beijing) Technology, Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Ownership interest (as a percent)				51							51
Restricted shares
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Reverse stock split	0.005
Restricted shares | Future Gas Station (Beijing) Technology, Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Consideration in shares				487,057
Restricted shares | Future Gas Station (Beijing) Technology, Ltd | Post 2024 Reverse Stock Split and 2026 Reverse Stock Split
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Consideration in shares				136
Minimum | Future Gas Station (Beijing) Technology, Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Ownership interest (as a percent)					8
Maximum | Future Gas Station (Beijing) Technology, Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Ownership interest (as a percent)					43
Class A ordinary shares
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Reverse stock split		0.005	0.056
Class A ordinary shares | Future Gas Station (Beijing) Technology, Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Shares					487,057
Class A ordinary shares | Future Gas Station (Beijing) Technology, Ltd | Post 2024 Reverse Stock Split and 2026 Reverse Stock Split
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Shares					136